FAIR VALUE AND RISK MANAGEMENT - Risk Management - Interest rate risk (Details) - Interest rate risk	12 Months Ended
Dec. 31, 2018
Fixed interest rate
Risk Management
Percentage of debt	56.00%
Variable interest rate
Risk Management
Percentage of debt	44.00%
2021 Debentures | Fixed interest rate
Risk Management
Effective interest rate (in percent)	2.68%
2023 Debentures | Fixed interest rate
Risk Management
Effective interest rate (in percent)	2.43%
2022 Term Loan | Variable interest rate
Risk Management
Effective interest rate (in percent)	1.225%
2025 Term Loan | Variable interest rate
Risk Management
Effective interest rate (in percent)	2.202%